Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of detailed information about business combination [abstract]
Acquisitions [Text Block]

4. Acquisitions

As disclosed in Note 1, the 1-for-70 Reverse Split effected on October 28, 2022 has been applied retrospectively herein.

a) Reverse acquisition

On September 17, 2020, Foremost completed the QT with KWESST Inc. pursuant to the policies of the TSX Venture Exchange (''TSX-V''). Prior to the completion of the QT, Foremost effected a consolidation of its outstanding common shares on the basis of one post-consolidation common share for every 326.9 pre-consolidation common shares. The QT was done by way of a three-cornered amalgamation (the "Amalgamation") pursuant to which, among other things:

(i) KWESST Inc. amalgamated with a wholly-owned subsidiary of Foremost, incorporated for the purposes of the Amalgamation, pursuant to the provisions of the Business Corporations Act (Ontario),

(ii) Foremost changed its name to KWESST Micro Systems Inc., and

(iii) all of the outstanding common shares of KWESST Inc. (the "KWESST Shares") were cancelled and, in consideration therefor, the holders thereof received post-consolidation common shares of KWESST Micro Systems Inc. on the basis of one KWESST Micro System Inc. share for each KWESST Share.

Immediately following the QT, there were 589,517 shares of KWESST outstanding, of which 576,681 were held by the former shareholders of KWESST Inc. (representing approximately 97.8% of the outstanding shares of the Company) and 12,836 were held by the shareholders of Foremost prior to the QT. Accordingly, this transaction was accounted for as a reverse acquisition where KWESST Inc. is deemed to be the acquirer for accounting purposes.

The reverse acquisition of Foremost was accounted for under IFRS 2, Share-based Payment. Accordingly, the fair value of the purchase consideration was accounted for at the fair value of the equity instruments granted by the shareholders of KWESST Inc. to the shareholders and option holders of Foremost.

The following represents management's estimate of the fair value of the net assets acquired and total consideration transferred at September 17, 2020, the closing date of the QT.

Number of common shares issued to Foremost shareholders	12,836
KWESST's stock price at closing of reverse acquisition (1)	$49.00
Common shares	$628,949
Options	41,155
Total consideration transferred	$670,104

(1) At closing, the subscription receipts issued by KWESST Inc. on July 9, 2020 pursuant to a brokered private placement (the "KWESST Subscription Receipts"), were automatically converted into shares of KWESST. The private placement which was completed through PI Financial Corp. as agent, consisted of 62,994 KWESST Subscription Receipts issued at $49.00 per KWESST Subscription Receipt for gross proceeds of about $3.1 million before share issuance costs. See Note 16.

The total fair value consideration was allocated to Foremost's net assets as follows:

Total fair value consideration	$670,104
Foremost's net assets (liabilities):
Cash	$78,589
Other receivables	1,900
Accounts payable and accrued liabilities	(225,088)
Net assets (liabilities) at fair value	(144,599)
Residual balance allocated to listing expense (included in M&A costs)	814,703
Total	$670,104

The results of operations of Foremost are included in these consolidated statements of comprehensive loss from September 17, 2020.

The listing expense of $814,703 is a non-cash item - see consolidated statements of cash flows.

In addition, 14,286 common shares with fair value of $700,000 were issued to two M&A / capital market advisors for successfully assisting KWESST to complete the QT. One of the two advisors is a related party (Note 16).

b) Asset acquisition

On June 12, 2020, KWESST Inc. entered into the GhostStep Technology Purchase Agreement (the "Purchase Agreement") with SageGuild LLC ("SageGuild") pursuant to which KWESST Inc. acquired the GhostStep® Technology.  Management determined that this transaction did not meet the definition of a business under IFRS 3 and therefore this transaction was accounted for as an asset acquisition.

The total purchase consideration ("Purchase Price") comprised of:

(i) a cash payment made on June 12, 2020 in the amount of USD $100,000 (CAD $134,192);

(ii) the issuance on June 12, 2020 of 2,000 common shares of KWESST; and

(iii) either the payment of USD $100,000 in cash or the issuance of 7,957 common shares of KWESST at a deemed price of $35.00 per common share (CAD $278,500), at KWESST's sole discretion, upon the completion of KWESST's QT.

As a result of completing the QT, KWESST Inc. has elected to issue 7,957 common shares to SageGuild.

In addition to the Purchase Price, pursuant to the Purchase Agreement KWESST Inc. has:

(i) agreed to make annual payments ("Yearly Payments") to SageGuild of $125,000 on each of December 31, 2020, 2021 and 2022, subject to certain conditions; and

(ii) issued 750,000 warrants to SageGuild exercisable at $0.50 per warrant for 1/70 of a common share and expiring on January 15, 2023 (the "Warrants") - see Notes 16.

The Warrants will vest in equal tranches of 250,000 warrants on each of December 31, 2020, 2021 and 2022. KWESST has the right to apply the Yearly Payments against the exercise price of the Warrants.

Accordingly, the total purchase consideration amounted to:

Cash consideration	$134,192
Share issuance with no condition	33,600
Elected share issuances	133,680
Contingent consideration	180,000
Total purchase consideration	$481,472

The above total purchase consideration was recognized as intangible assets (see Note 8).

In addition to the above total purchase consideration, KWESST Inc. has agreed to pay SageGuild royalties at a rate of 20% on amounts received in consideration of the grant of licenses and on sales of the GhostStep® Technology until KWESST has paid SageGuild a total of USD $3 million in royalties. Once KWESST has paid SageGuild a total of USD $3 million in royalties, the royalty rate will decrease to 5%. The obligation to pay royalties will terminate automatically once KWESST has paid SageGuild a total of USD $20 million in royalties. The Purchase Agreement became effective on June 12, 2020 and will continue in full force and effect until the earliest of (i) June 12, 2040 or (ii) the date of the expiration of the last of the patents or any of the patents (which are expected to be valid for a period of seventeen years from the date of issuance) related to improvements of the GhostStep® Technology to which SageGuild, or its principal Mr. Jeffrey M. Dunn, materially contributes, unless the terminated earlier in accordance with the terms and conditions of the agreement.

In the event KWESST is in default of payment of any royalty payment as outlined above for a period of 30 days, SageGuild may terminate the agreement and KWESST will be required to, among other things, transfer the GhostStep® Technology back to SageGuild.

KWESST Inc. did not have any sales during the nine months ended September 30, 2020 that would have triggered royalty payments payable to SageGuild.

4. Acquisitions

a) Police Ordnance

On December 15, 2021, we acquired 2720178 Ontario Inc., an Ontario (Canada) corporation, which owns all of the issued and outstanding shares of Police Ordnance Company Inc., an Ontario (Canada) corporation (together, "Police Ordnance"), herein referred as the "Police Ordnance Acquisition". Located in Bowmanville, Ontario, with ancillary operations in Florida, Police Ordnance owns all intellectual properties to the ARWENTM product line of launchers, and a proprietary line of 37 mm cartridges designed for riot control and tactical teams.  Police Ordnance has law enforcement customers across Canada, the United States, and abroad. The Police Ordnance Acquisition provides us with a strategic opportunity to leverage its law enforcement customer base to accelerate growth within its specialty ordnance business.

We accounted for the acquisition of Police Ordinance pursuant to IFRS 3, Business Combinations.

Consideration Transferred:

The purchase consideration comprised of the following:

	Number	Fair Value
Common shares	3,965	$377,503
Warrants	200,000	$132,000
Contingent shares	875	$83,319
Total fair value purchase consideration		$592,822

The warrants are exercisable at $1.72 each and will expire on December 15, 2024. As a result of the Reverse Split (see Note 1(b)), each warrant converts into 0.01428571 common share or 70 warrants to receive one common share of KWESST.

We issued the 875 contingent common shares to the sellers in April 2022 following the fulfillment of the financial milestone as defined in the share purchase agreement.

We have estimated the fair value as follows:

•	Common shares: based on KWESST's closing stock price on December 15, 2021.
•
Warrants: based on using the Black Scholes option model with the following key inputs: a) exercise price of $1.72, 1/70 of the underlying stock price of $1.36, risk free rate of 1.04%, expected life of three years, and expected volatility of 84.7%.

•	Contingent shares: based on KWESST's closing stock price on December 15, 2021, and high probability of achieving the financial milestone as defined in the share purchase agreement.

The net cash inflow as at the closing of the acquisition was as follows:

Cash assumed on acquisition	$162,547
less: consideration paid in cash	-
Net cash inflow on acquisition	$162,547

Net Assets Acquired:

The purchase consideration was allocated to Police Ordnance's net assets as follows:

Total purchase consideration at fair value	$592,822

Police Ordnance's net assets:
Cash	162,547
Trade and other receivables	104,432
Inventories	352,685
Intangible assets:
Purchase orders	100,000
Customer relationships	50,000
ARWENTM tradename	44,000
Accounts payable and accrued liabilities	82,963
Corporate tax liability	32,338
Contract liabilities	29,861
Borrowings	26,238
Deferred tax liabilities	49,442
Net assets at fair value	$592,822

As a result of the above purchase price allocation, we have recorded no goodwill for the Police Ordnance Acquisition.

Impact on KWESST's Results of Operations:

The results of operations of Police Ordnance are included in these consolidate statements of net loss and comprehensive loss from December 16, 2021. For the year ended September 30, 2022, Police Ordnance contributed revenue of $355,296 and net loss of $198,353 to our consolidated results.

If the acquisition had occurred on October 1, 2021, management estimates that Police Ordnance would have contributed approximately $846,600 of revenue and approximately $31,000 of net profit to our operating results for the year ended September 30, 2022, respectively. In determining these amounts, we have assumed that the fair value adjustments that arose on the date of the acquisition would have been the same if the acquisition had occurred on October 1, 2021.

We incurred immaterial acquisition-related costs.

b) LEC System

On April 29, 2021, we acquired the Low Energy Cartridge technology from DEFSEC, a proprietary non-lethal cartridge-based firing system (subsequently branded as PARA OPSTM system). This technology acquisition includes all intellectual property rights for the PARA OPSTM system.  With this acquisition, we will target the following four market segments that currently use a variety of dated "non-lethal" or "less-lethal" systems:

(i) public order (riots and control of dangerous subjects);

(ii) military and law enforcement training (realistic force-on-force training);

(iii) personal defence (home, car, boat, RV, camping, hiking); and

(iv) high-action gaming.

As DEFSEC is a private company owned by our Executive Chairman, this asset acquisition is a related party transaction.  We relied on exemptions from the formal valuation and minority shareholder approval requirements available under Multilateral Instrument 61-101, Protection of Minority Security Holders in Special Transactions.  However, we obtained approval from over 51% disinterested shareholders as well as from the TSX-V prior to closing the acquisition.

We accounted for the acquisition of the PARA OPSTM pursuant to IFRS 2, Share-Based Payment.

The purchase consideration consisted of:

•	14,286 common shares of KWESST; and
•
500,000 warrants to purchase our common shares at $0.70 each per 1/70 of a common share (70 warrants for one common share); 25% vesting on the first anniversary of the closing of the acquisition and 25% per annum thereafter. These warrants will expire on April 29, 2026.

Additionally, we will pay 7% royalty on annual sales of the PARA OPSTM system to DEFSEC, net of taxes and duties, up to a maximum of $10 million, subject to minimum annual royalty payments starting in 2022. At closing of the acquisition, we made an upfront payment of $150,000 as an advance on future royalty payments.

The minimum annual royalty payments are as follows:

Date	Amount
April 29 2023	$150,000
April 29 2024	$150,000
April 29 2025	$200,000
April 29 2026	$200,000
April 29 2027	$250,000
April 29 2028	$250,000
April 29 2029	$300,000
April 29 2030	$300,000
April 29 2031	$350,000
April 29 2032	$350,000
Total	$2,500,000

The royalty payment obligation of the Purchase Agreement ("Agreement") will expire in 20 years unless terminated earlier under the terms set out in the Agreement.  At our sole discretion, we may terminate this Agreement for convenience, including if market conditions for sales of the PARA OPSTM system become unfavorable subject 60 day's prior written notice.  Upon termination, we will be fully released and discharged by DEFSEC including the outstanding future royalties and any unvested warrants shall be immediately cancelled.  In return, we will return all intellectual property rights relating to the PARA OPSTM system to DEFSEC.

The purchase price was determined as follows:

	Number	Fair Value
Common shares	14,286	$1,290,000
Warrants	500,000	$425,000
Minimum royalty payments		$1,191,219

Total		$2,906,219

Identifiable intangible assets
Technology asset		$2,906,219

We estimated the fair value as follows:

•	Common shares: based on KWESST's closing stock price on April 29, 2021.
•
Warrants: based on using the Black Scholes option model with the following key inputs: a) exercise price of $0.70, 1/70 of the underlying stock price of $1.29, risk free rate of 0.48%, expected life of three years, and expected volatility of 80%.

•	Minimum royalty payments: based on the income approach, specifically discounted cash flows, using a discount rate of 13.7% per annum.

During the year ended September 30, 2022, we recorded $159,451 of accretion cost relating to the discounted minimum royalty payments, which is included in net finance costs in the consolidated statements of net loss and comprehensive loss (2021 - $64,537). As at September 30, 2022, $1,265,207 of accrued royalties liability was outstanding (2021 - $1,105,756).

c) Reverse acquisition

On September 17, 2020, Foremost Ventures Corp. ("Foremost") completed the Qualifying Transaction ("QT") with KWESST Inc. pursuant to the policies of the TSX-V. Prior to the completion of the QT, Foremost effected a consolidation of its outstanding common shares on the basis of one post-consolidation common share for every 326.9 pre-consolidation common shares. The QT was done by way of a three-cornered amalgamation (the "Amalgamation") pursuant to which, among other things:

(i) KWESST Inc. amalgamated with a wholly-owned subsidiary of Foremost, incorporated for the purposes of the Amalgamation, pursuant to the provisions of the Business Corporations Act (Ontario),

(ii) Foremost changed its name to KWESST Micro Systems Inc., and

(iii) all of the outstanding common shares of KWESST Inc. (the "KWESST Shares") were cancelled and, in consideration the holders thereof received post-consolidation common shares of KWESST Micro Systems Inc. on the basis of one KWESST Micro System Inc. share for each KWESST Share.

Immediately following the QT, there were 589,517 shares of KWESST outstanding, of which 576,681 were held by the former shareholders of KWESST Inc. (representing approximately 97.8% of the outstanding shares of the Company) and 12,836 were held by the shareholders of Foremost prior to the QT. Accordingly, this transaction was accounted for as a reverse acquisition where KWESST Inc. was deemed to be the acquirer for accounting purposes.

The reverse acquisition of Foremost was accounted for under IFRS 2, Share-based Payment. Accordingly, the fair value of the purchase consideration was accounted for at the fair value of the equity instruments granted by the shareholders of KWESST Inc. to the shareholders and option holders of Foremost.

The following represents management's estimate of the fair value of the net assets acquired and total consideration transferred at September 17, 2020, the closing date of the QT.

Number of common shares issued to
Foremost shareholders	12,836
KWESST's stock price at closing of reverse acquisition (1)	$49.00
Common shares	$628,949
Options	41,155
Total consideration transferred	$670,104

(1) At closing, the subscription receipts issued by KWESST Inc. on July 9, 2020 pursuant to a brokered private placement (the "KWESST Subscription Receipts"), were automatically converted, into shares of KWESST. The private placement which was completed through PI Financial Corp. as agent, consisted of 62,994 KWESST Subscription Receipts issued at $49.00 per KWESST Subscription Receipt for gross proceeds of about $3.1 million before share issuance costs. See Note 16(a).

The total fair value consideration was allocated to Foremost's net assets as follows:

Total fair value consideration	$670,104

Foremost's net assets (liabilities):
Cash	$78,589
Other receivables	1,900
Accounts payable and accrued liabilities	(225,088)
Net assets (liabilities) at fair value	(144,599)
Residual balance allocated to listing expense (included in M&A costs)	814,703
Total	$670,104

The results of operations of Foremost are included in these consolidated statements of comprehensive loss from September 17, 2020.

The listing expense of $814,703 is a non-cash item - see consolidated statements of cash flows.

In addition, 14,286 common shares with fair value of $700,000 were issued to two M&A / capital market advisors for successfully assisting KWESST to complete the QT.